(4) Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT
Schedule of Property, Plant and Equipment
	June 30, 2020	December 31, 2019	December 31, 2018
Equipment	2,250	2,250	-
Less: accumulated depreciation	(581)	(207)	-
Total	1,669	2,043	-